N-2 - $ / shares	May 04, 2026	May 01, 2026
Cover [Abstract]
Entity Central Index Key	0001551047
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	BLUEROCK PRIVATE REAL ESTATE FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “private real estate securities,” primarily in income producing equity and debt securities. The Fund invests in debt securities of any duration or maturity.

The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, healthcare, life sciences and self-storage sectors. The Fund defines private real estate securities to include the common stock, partnership or similar interests, asset-backed securities, preferred stock, and secured or unsecured debt. Private real estate securities may be issued by a wide variety of entities including: private real estate investment funds managed by Institutional Investment Funds; Private REITs; and unregistered funds that invest principally in real estate. In certain circumstances or market environments the Fund may reduce its investment in private real estate securities and hold a larger position in cash or cash equivalents.

The Fund’s Statement of Additional Information (the “SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objectives and Policies.”

Investment Strategy

The Fund pursues its investment objectives using a comprehensive investment strategy, primarily investing in a strategic combination of institutional private real estate investment funds and direct real estate assets.

The Fund is currently focused on the NNN, industrial real estate and private real estate credit sectors which the Advisor believes may offer attractive current and total return over a full market cycle. Each of these asset classes benefit from long-term secular tailwinds, including but not limited to reshoring of U.S. manufacturing activity, continued growth in e-commerce and diversification of supply chain models that prioritize proximity to the customer and a more elevated base rate environment versus the pre-COVID pandemic near-zero interest rates.

The Fund endeavors to enable investors to execute a comprehensive multi-strategy, multi-sector approach by making a single investment in the Fund, whereas due to the large minimums of many of the Institutional Investment Funds and significant equity requirements for direct real estate, such an approach may not otherwise be permitted or available to the investor.

Investment Advisor

Bluerock Fund Advisor, LLC was formed on May 11, 2012 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Enterprise Holdings, LP (“BEH” and, together with its affiliates, “Bluerock”). Bluerock is a leading institutional alternative asset manager with more than $20 billion in acquired and managed assets based in New York with regional offices across the United States. Bluerock principals have a collective 100+ years of investing experience with more than $120 billion of real estate and capital markets experience and manage multiple well-recognized real estate private and public company platforms.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in the Offered Preferred Shares involves a number of significant risks. In addition to the risks described below and in “Risk Factors” in the accompanying prospectus, you should carefully consider the risks described below and all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance and the value of our securities.

If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected and the value of our securities may be impaired. If that happens, the NAV per common share and the trading price of the Offered Preferred Shares could decline and you may lose all or part of your investment.

The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus and in the “Risks and Uncertainties” section of our Annual Report on Form N-CSR for the fiscal year ended September 30, 2025, filed with the SEC on December 8, 2025 and incorporated by reference herein, and in any other documents incorporated by reference herein.

Risks Related to the Offering

The price of our common shares may fluctuate significantly during the period used to calculate any Conversion Price and up to 16 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Conversion Exercise Date, which may make it difficult for you to resell the Offered Preferred Shares or common shares issuable upon conversion of the Offered Preferred Shares when you want or at prices you find attractive.

The price of our common shares on the NYSE constantly fluctuates and we expect this to continue to be the case. Because the Offered Preferred Shares are convertible into our common shares based on the Conversion Price (with certain exceptions as described herein), which is in turn based on the price of our common shares, volatility or declining prices for our common shares during the period used to determine the Conversion Price or during the period between when a holder delivers a Holder Notice of Conversion and the related Holder Conversion Exercise Date could have a similar effect on the value of the Offered Preferred Shares or the price thereof when and if the Offered Preferred Shares are listed on a national securities exchange.

The price of our common shares may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance. These factors include, but are not limited to:

●	price and volume fluctuations in the overall stock market from time to time;

●	investor demand for our common shares;

●	significant volatility in the market price and volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

●	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

●	failure to qualify as a RIC, or the loss of RIC status;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

●	changes, or perceived changes, in the value of our portfolio investments;

●	departures of any members of the Advisor’s Senior Investment Team;

●	operating performance of companies comparable to us; or

●	general economic conditions and trends and other external factors.

In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our share price, regardless of our operating results.

The consideration paid upon a Holder Optional Conversion or Issuer Optional Conversion is uncertain.

Under the terms of the Offered Preferred Shares, we or holders of Offered Preferred Shares may choose to convert Offered Preferred Shares at a time when the market price of common shares has dropped significantly. If we elect to settle conversions in our common shares, this may cause significant dilution to the NAV per common share, including common shares owned by holders of Offered Preferred Shares that had previously converted their Offered Preferred Shares into common shares. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that we are otherwise entitled to satisfy conversions or redemptions in cash as described in this prospectus supplement.

The HOC Rate and, assuming we have any required shareholder approval under the 1940 Act to issue our common shares below NAV, the IOC Rate, are both based on the Conversion Price, which may represent a discount to the then-current NAV per common share. If the Conversion Price in connection with an Issuer Optional Conversion would represent a discount to the then-current NAV per common share but we do not have or have not obtained any required shareholder approval under the 1940 Act to issue our common shares below NAV, then the Offered Preferred Shares will be converted into common shares calculated using a conversion rate based on the NAV per common share as of the close of business on the business day immediately preceding the date of conversion. In this circumstance, there may be fewer common shares issued upon conversion of Offered Preferred Shares; while this would reduce dilution to existing common shareholders, including former holders of Offered Preferred Shares who had previously converted their holdings to common shares, it would also reduce the proportionate interest in the Fund for holders of Offered Preferred Shares subject to such an Issuer Optional Conversion. Conversely, if we do have or have obtained such shareholder approval and effect an Issuer Optional Conversion at a Conversion Price that represents a discount to the then-current NAV per common share, such Issuer Optional Conversion would result in greater dilution to existing common shareholders (including former holders of Offered Preferred Shares who had previously converted their holdings to common shares). Additionally, conversions at a Conversion Price that represents a discount to the then-current NAV per common share upon the exercise of a Holder Optional Conversion will not require shareholder approval. Dilution due to issuance of common shares at a discount to the then-current NAV per share may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, which means that holders of Offered Preferred Shares can supersede any Issuer Optional Conversion by effecting a Holder Optional Conversion and thereby obtain a conversion rate based on the Conversion Price (assuming the conversion of Offered Preferred Shares is settled in our common shares and not cash), even if we do not have or have not obtained any required shareholder approval under the 1940 Act to issue our common shares below NAV. See “Issuances of Common Shares Below Net Asset Value.”

There is no cap on the number of our common shares that can be issued upon the conversion of Offered Preferred Shares. The conversion of Offered Preferred Shares into common shares could cause the price of our common shares to decline significantly.

There is no cap on the number of our common shares that can be issued upon the conversion of Offered Preferred Shares. Because the number of our common shares issued upon conversion of the Offered Preferred Shares will be based on the then-current price of our common shares, the lower the price of our common shares at the time of conversion, the more of our common shares into which the Offered Preferred Shares are convertible and the greater the dilution that will be experienced by holders of our common shares. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common shares.

The issuance of the Offered Preferred Shares may be followed by a decline in the price of our common shares, creating additional dilution to the existing holders of the common shares. Such a price decline may allow holders of Offered Preferred Shares to convert Preferred Shares into large amounts of our common shares. As our common shares are issued upon conversion of the Offered Preferred Shares, our common shares price may decline further.

Additionally, the issuance of the Offered Preferred Shares could result in our failure to comply with NYSE’s listing standards. NYSE’s listing standards that may be affected by the issuance of the Offered Preferred Shares include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and NYSE discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Fund’s securities from the NYSE or impact the ability to list the Offered Preferred Shares on a national securities exchange.

The potential decline in the price of our common shares described above may negatively affect the price of our common shares and our ability to obtain financing in the future. In addition, the issuance of the Offered Preferred Shares may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common shares (including through selling our common shares short) in order to receive an increased number of our common shares upon such conversion of the Offered Preferred Shares, and may encourage other investors to sell short or otherwise dispose of our common shares.

The Offered Preferred Shares will be subject to a risk of early conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding Offered Preferred Share at any time after it has been outstanding for two years. We also may be forced to convert some or all of the outstanding Offered Preferred Shares to meet regulatory asset coverage requirements. Any such conversion may occur at a time that is unfavorable to holders of the Offered Preferred Shares. We may have an incentive to convert the Offered Preferred Shares if market conditions allow us to issue additional Offered Preferred Shares or debt securities at a dividend or interest rate that is lower than the dividend rate on the Offered Preferred Shares. In the event that the Offered Preferred Shares are listed on a national securities exchange, the possibility of early conversion at our option may also limit the potential for price appreciation, if any. See “Description of the Offered Preferred Shares – Conversion at the Option of the Issuer.”

If we convert Offered Preferred Shares, the holders of such converted shares face the risk that the return on an investment purchased with proceeds from such conversion may be lower than the return previously obtained or anticipated from the investment in Offered Preferred Shares.

Our requirement to redeem the Offered Preferred Shares in the event of a Change of Control may, in either case, deter a change of control transaction otherwise in the best interests of our shareholders.

Upon the occurrence of a Change of Control (as defined below), we will be required to redeem all outstanding Offered Preferred Shares in whole within 60 days after the first date on which such Change of Control occurred, in cash at a redemption price of $10.00 per share, plus an amount equal to all accrued but unpaid cash dividends, if any, to and including the redemption date. If Delaware law solvency tests prohibit us from paying the full redemption price in cash, then we will pay such portion as would otherwise violate the solvency tests in common shares to holders on a pro rata basis, based on the closing price per share of our common shares for the single trading day prior to the date of redemption. Further, our obligation to redeem any of the Offered Preferred Shares in cash may be restricted by Delaware law.

A “Change of Control” is when, after the initial issuance of the Offered Preferred Shares, any of the following has occurred and is continuing:

●	a “person” or “group” within the meaning of Section 13(d) of the Exchange Act, other than our company, its subsidiaries, and its and their employee benefit plans, has become the direct or indirect “beneficial owner,” as defined in Rule 13d-3 under the Exchange Act, of common shares representing more than 50% of the total voting power of all of our outstanding common shares that are entitled to vote generally in the election of trustees, with the exception of the formation of a holding company;
●	consummation of any share exchange, consolidation or merger of our company or any other transaction or series of transactions pursuant to which our common shares will be converted into cash, securities or other property, (1) other than any such transaction where the common shares outstanding immediately prior to such transaction constitute, or are converted into or exchanged for, a majority of the common equity of the surviving person or any direct or indirect parent company of the surviving person immediately after giving effect to such transaction, and (2) expressly excluding any such transaction preceded by our company’s acquisition of the capital stock of another company for cash, securities or other property, whether directly or indirectly through one of our subsidiaries, as a precursor to such transaction; or
●	Continuing Trustees cease to constitute at least a majority of our Board of Trustees.

“Continuing Trustee” means a trustee who either was a member of our Board of Trustees on May 4, 2026 or who becomes a member of our Board of Trustees subsequent to that date and whose appointment, election or nomination for election by our shareholders was duly approved by a majority of the Continuing Trustees on our Board of Trustees at the time of such approval, either by a specific vote or by approval of the proxy statement issued by the Fund on behalf of our Board of Trustees in which such individual is named as nominee for trustee.

The terms of the Offered Preferred Shares limit our ability to exercise an Issuer Optional Conversion.

Except in limited circumstances as described elsewhere in this prospectus supplement, we may elect to convert any outstanding Offered Preferred Share only after it has been outstanding for two years. This could impair our ability to use an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as an Issuer Optional Conversion, which could negatively affect our results of operations.

A liquid secondary market may not develop for the Offered Preferred Shares.

The Offered Preferred Shares will have a limited market, if any. As a result, we cannot predict the patterns of the Offered Preferred Shares, and a liquid secondary market may not develop. Holders of the Offered Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Offered Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

The Offered Preferred Shares are subject to restrictions on transfer.

An investment in the Offered Preferred Shares is highly illiquid and is not suitable for investors who need access to their capital. The Offered Preferred Shares are subject to substantial restrictions on transfer under the supplement to our declaration of trust setting forth the terms of the Offered Preferred Shares. No Holder may sell, assign, or otherwise transfer their Offered Preferred Shares without the prior written consent of the Fund, which consent may be granted or withheld in the sole and absolute discretion of the Board of Trustees, which may, in its discretion, delegate such authority to the Advisor or the officers of the Fund. Any transfer made without such consent will not be recognized by the Fund and may be voided. Because of these restrictions, you may be required to bear the financial risk of an investment in the Offered Preferred Shares for an indefinite period of time.

Common shares, which Offered Preferred Shares may be converted into, rank junior to the Preferred Shares with respect to dividends and upon liquidation.

We may choose to convert the Offered Preferred Shares to our common shares (subject to the limitations described herein on an Issuer Optional Conversion). Holders of Offered Preferred Shares may also choose to convert their Offered Preferred Shares, subject to our election to settle conversions in cash or our common shares or a combination thereof. The rights of the holders of Preferred Shares rank senior to the rights of the holders of our common shares as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of all series of our Preferred Shares for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any of our common shares for any period. Upon liquidation, dissolution or winding up of the Fund, the holders of our Preferred Shares are entitled to receive the Liquidation Preference of $10.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of our common shares or any other class of our equity securities junior to our Preferred Shares.

We may issue our common shares in offerings that are not a part of this offering or described in this prospectus supplement and we may also issue additional Preferred Shares or debt securities that are convertible into our common shares.

We may issue common shares in one or more offerings that are not a part of this offering or described in this prospectus supplement. In addition, we may issue additional Preferred Shares or debt securities that are convertible into our common shares. The net effect of both types of offerings would be to increase the number of our common shares outstanding or available, which could negatively impact the market price of our common shares and cause the market value of our common shares to become more volatile. Because the Offered Preferred Shares are convertible into our common shares, any such conversions may also impact the value of our Offered Preferred Shares. Further, to the extent that our common shares are issued in connection with a conversion effected at a price below the then-current NAV per common share, existing common shareholders would experience dilution of their interest (both voting and economic, in terms of NAV) in the Fund.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or our Preferred Shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Offered Preferred Shares to decline significantly, or result in increased exercises of Holder Optional Conversions, which could result in dilution of the NAV per common share or reduce our liquid assets.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of our Preferred Shares and our debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our Preferred Shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any Selling Agent undertakes any obligations to obtain or maintain any credit ratings or to advise holders of the Offered Preferred Shares of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, warrant such action. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Offered Preferred Shares. Additionally, real or anticipated changes in any credit ratings could lead holders of the Offered Preferred Shares to effect a Holder Optional Conversion of some or all of their Offered Preferred Shares. To the extent that such Holder Optional Conversions are settled in whole or in part in cash, such conversions would reduce our liquid assets, and to the extent that such Holder Optional Conversions are settled in whole or in part in our common shares, such conversions could result in dilution to the NAV per common share if the applicable Conversion Price is at a discount to the then-current NAV per common share.

The rights of holders of the Offered Preferred Shares will be subordinated to the rights of holders of senior indebtedness.

While the holders of the Offered Preferred Shares will have equal liquidation and distribution rights to any other series of our Preferred Shares we may issue in the future, they will be subordinated to the rights of holders of senior indebtedness we may issue in the future. Therefore, dividends, distributions and other payments to preferred shareholders in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of our Preferred Shares.

To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of Offered Preferred Shares may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions or conversions) of their Offered Preferred Shares.

The dividends payable by us on the Offered Preferred Shares may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of the holder’s adjusted tax basis in the holder’s Offered Preferred Shares and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Offered Preferred Shares, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Offered Preferred Shares, and subsequent sales (including cash redemptions or conversions) of such holder’s Offered Preferred Shares will result in recognition of an increased taxable gain or reduced loss due to the reduction in such adjusted tax basis. See “Tax Matters” in the accompanying prospectus.

Risks Relating to our Common Shares

Because the Offered Preferred Shares may be converted into common shares, holders who exercise their option to convert Offered Preferred Shares into common shares, or whose Offered Preferred Shares are converted into common shares at our option, will be subject to the risks of an investment in our common shares. These risks are reflected in the risk factors included in the accompanying prospectus and in our other filings with the SEC incorporated by reference herein, which you should review carefully. See “Incorporation by Reference.”

Shareholders may incur dilution if we issue common shares at conversion rates below the then-current NAV per share.

The 1940 Act prohibits us from issuing our common shares at a price representing a discount to the then-current NAV per share, with certain exceptions. One such exception is prior shareholder approval of issuances below NAV. We do not currently have shareholder approval of issuances below NAV. In connection with an Issuer Optional Conversion or Asset Coverage Conversion, we may use commercially reasonable efforts to obtain or maintain any shareholder approval that may be required under the 1940 Act to permit us to issue our common shares below NAV. In addition, common shares issued in connection with a Holder Optional Conversion can be issued at a price representing a discount to the then-current NAV per share and we do not need shareholder approval in order to issue common shares based on a conversion rate that is below the then-current NAV per share in connection with a Holder Optional Conversion.

If we were to issue common shares below NAV per share in connection with any Issuer Optional Conversion, Asset Coverage Conversion, or Holder Optional Conversion, such issuances would result in an immediate dilution to the NAV per share. This dilution would occur as a result of the issuance of shares at a price below the then-current NAV per share and a proportionately greater decrease in a shareholder’s interest in our earnings and assets and voting interest in us than the increase in our assets resulting from such issuance. Our common shares may also experience a related decline in the market price per share.

Because the number of our common shares that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted with certainty. See “Issuances of Common Shares Below Net Asset Value.”

Risks Related to the Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Offering

The price of our common shares may fluctuate significantly during the period used to calculate any Conversion Price and up to 16 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Conversion Exercise Date, which may make it difficult for you to resell the Offered Preferred Shares or common shares issuable upon conversion of the Offered Preferred Shares when you want or at prices you find attractive.

The price of our common shares on the NYSE constantly fluctuates and we expect this to continue to be the case. Because the Offered Preferred Shares are convertible into our common shares based on the Conversion Price (with certain exceptions as described herein), which is in turn based on the price of our common shares, volatility or declining prices for our common shares during the period used to determine the Conversion Price or during the period between when a holder delivers a Holder Notice of Conversion and the related Holder Conversion Exercise Date could have a similar effect on the value of the Offered Preferred Shares or the price thereof when and if the Offered Preferred Shares are listed on a national securities exchange.

The price of our common shares may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance. These factors include, but are not limited to:

●	price and volume fluctuations in the overall stock market from time to time;

●	investor demand for our common shares;

●	significant volatility in the market price and volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

●	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

●	failure to qualify as a RIC, or the loss of RIC status;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

●	changes, or perceived changes, in the value of our portfolio investments;

●	departures of any members of the Advisor’s Senior Investment Team;

●	operating performance of companies comparable to us; or

●	general economic conditions and trends and other external factors.

In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our share price, regardless of our operating results.

The consideration paid upon a Holder Optional Conversion or Issuer Optional Conversion is uncertain.

Under the terms of the Offered Preferred Shares, we or holders of Offered Preferred Shares may choose to convert Offered Preferred Shares at a time when the market price of common shares has dropped significantly. If we elect to settle conversions in our common shares, this may cause significant dilution to the NAV per common share, including common shares owned by holders of Offered Preferred Shares that had previously converted their Offered Preferred Shares into common shares. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that we are otherwise entitled to satisfy conversions or redemptions in cash as described in this prospectus supplement.

The HOC Rate and, assuming we have any required shareholder approval under the 1940 Act to issue our common shares below NAV, the IOC Rate, are both based on the Conversion Price, which may represent a discount to the then-current NAV per common share. If the Conversion Price in connection with an Issuer Optional Conversion would represent a discount to the then-current NAV per common share but we do not have or have not obtained any required shareholder approval under the 1940 Act to issue our common shares below NAV, then the Offered Preferred Shares will be converted into common shares calculated using a conversion rate based on the NAV per common share as of the close of business on the business day immediately preceding the date of conversion. In this circumstance, there may be fewer common shares issued upon conversion of Offered Preferred Shares; while this would reduce dilution to existing common shareholders, including former holders of Offered Preferred Shares who had previously converted their holdings to common shares, it would also reduce the proportionate interest in the Fund for holders of Offered Preferred Shares subject to such an Issuer Optional Conversion. Conversely, if we do have or have obtained such shareholder approval and effect an Issuer Optional Conversion at a Conversion Price that represents a discount to the then-current NAV per common share, such Issuer Optional Conversion would result in greater dilution to existing common shareholders (including former holders of Offered Preferred Shares who had previously converted their holdings to common shares). Additionally, conversions at a Conversion Price that represents a discount to the then-current NAV per common share upon the exercise of a Holder Optional Conversion will not require shareholder approval. Dilution due to issuance of common shares at a discount to the then-current NAV per share may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, which means that holders of Offered Preferred Shares can supersede any Issuer Optional Conversion by effecting a Holder Optional Conversion and thereby obtain a conversion rate based on the Conversion Price (assuming the conversion of Offered Preferred Shares is settled in our common shares and not cash), even if we do not have or have not obtained any required shareholder approval under the 1940 Act to issue our common shares below NAV. See “Issuances of Common Shares Below Net Asset Value.”

There is no cap on the number of our common shares that can be issued upon the conversion of Offered Preferred Shares. The conversion of Offered Preferred Shares into common shares could cause the price of our common shares to decline significantly.

There is no cap on the number of our common shares that can be issued upon the conversion of Offered Preferred Shares. Because the number of our common shares issued upon conversion of the Offered Preferred Shares will be based on the then-current price of our common shares, the lower the price of our common shares at the time of conversion, the more of our common shares into which the Offered Preferred Shares are convertible and the greater the dilution that will be experienced by holders of our common shares. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common shares.

The issuance of the Offered Preferred Shares may be followed by a decline in the price of our common shares, creating additional dilution to the existing holders of the common shares. Such a price decline may allow holders of Offered Preferred Shares to convert Preferred Shares into large amounts of our common shares. As our common shares are issued upon conversion of the Offered Preferred Shares, our common shares price may decline further.

Additionally, the issuance of the Offered Preferred Shares could result in our failure to comply with NYSE’s listing standards. NYSE’s listing standards that may be affected by the issuance of the Offered Preferred Shares include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and NYSE discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Fund’s securities from the NYSE or impact the ability to list the Offered Preferred Shares on a national securities exchange.

The potential decline in the price of our common shares described above may negatively affect the price of our common shares and our ability to obtain financing in the future. In addition, the issuance of the Offered Preferred Shares may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common shares (including through selling our common shares short) in order to receive an increased number of our common shares upon such conversion of the Offered Preferred Shares, and may encourage other investors to sell short or otherwise dispose of our common shares.

The Offered Preferred Shares will be subject to a risk of early conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding Offered Preferred Share at any time after it has been outstanding for two years. We also may be forced to convert some or all of the outstanding Offered Preferred Shares to meet regulatory asset coverage requirements. Any such conversion may occur at a time that is unfavorable to holders of the Offered Preferred Shares. We may have an incentive to convert the Offered Preferred Shares if market conditions allow us to issue additional Offered Preferred Shares or debt securities at a dividend or interest rate that is lower than the dividend rate on the Offered Preferred Shares. In the event that the Offered Preferred Shares are listed on a national securities exchange, the possibility of early conversion at our option may also limit the potential for price appreciation, if any. See “Description of the Offered Preferred Shares – Conversion at the Option of the Issuer.”

If we convert Offered Preferred Shares, the holders of such converted shares face the risk that the return on an investment purchased with proceeds from such conversion may be lower than the return previously obtained or anticipated from the investment in Offered Preferred Shares.

Our requirement to redeem the Offered Preferred Shares in the event of a Change of Control may, in either case, deter a change of control transaction otherwise in the best interests of our shareholders.

Upon the occurrence of a Change of Control (as defined below), we will be required to redeem all outstanding Offered Preferred Shares in whole within 60 days after the first date on which such Change of Control occurred, in cash at a redemption price of $10.00 per share, plus an amount equal to all accrued but unpaid cash dividends, if any, to and including the redemption date. If Delaware law solvency tests prohibit us from paying the full redemption price in cash, then we will pay such portion as would otherwise violate the solvency tests in common shares to holders on a pro rata basis, based on the closing price per share of our common shares for the single trading day prior to the date of redemption. Further, our obligation to redeem any of the Offered Preferred Shares in cash may be restricted by Delaware law.

A “Change of Control” is when, after the initial issuance of the Offered Preferred Shares, any of the following has occurred and is continuing:

●	a “person” or “group” within the meaning of Section 13(d) of the Exchange Act, other than our company, its subsidiaries, and its and their employee benefit plans, has become the direct or indirect “beneficial owner,” as defined in Rule 13d-3 under the Exchange Act, of common shares representing more than 50% of the total voting power of all of our outstanding common shares that are entitled to vote generally in the election of trustees, with the exception of the formation of a holding company;
●	consummation of any share exchange, consolidation or merger of our company or any other transaction or series of transactions pursuant to which our common shares will be converted into cash, securities or other property, (1) other than any such transaction where the common shares outstanding immediately prior to such transaction constitute, or are converted into or exchanged for, a majority of the common equity of the surviving person or any direct or indirect parent company of the surviving person immediately after giving effect to such transaction, and (2) expressly excluding any such transaction preceded by our company’s acquisition of the capital stock of another company for cash, securities or other property, whether directly or indirectly through one of our subsidiaries, as a precursor to such transaction; or
●	Continuing Trustees cease to constitute at least a majority of our Board of Trustees.

“Continuing Trustee” means a trustee who either was a member of our Board of Trustees on May 4, 2026 or who becomes a member of our Board of Trustees subsequent to that date and whose appointment, election or nomination for election by our shareholders was duly approved by a majority of the Continuing Trustees on our Board of Trustees at the time of such approval, either by a specific vote or by approval of the proxy statement issued by the Fund on behalf of our Board of Trustees in which such individual is named as nominee for trustee.

The terms of the Offered Preferred Shares limit our ability to exercise an Issuer Optional Conversion.

Except in limited circumstances as described elsewhere in this prospectus supplement, we may elect to convert any outstanding Offered Preferred Share only after it has been outstanding for two years. This could impair our ability to use an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as an Issuer Optional Conversion, which could negatively affect our results of operations.

A liquid secondary market may not develop for the Offered Preferred Shares.

The Offered Preferred Shares will have a limited market, if any. As a result, we cannot predict the patterns of the Offered Preferred Shares, and a liquid secondary market may not develop. Holders of the Offered Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Offered Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

The Offered Preferred Shares are subject to restrictions on transfer.

An investment in the Offered Preferred Shares is highly illiquid and is not suitable for investors who need access to their capital. The Offered Preferred Shares are subject to substantial restrictions on transfer under the supplement to our declaration of trust setting forth the terms of the Offered Preferred Shares. No Holder may sell, assign, or otherwise transfer their Offered Preferred Shares without the prior written consent of the Fund, which consent may be granted or withheld in the sole and absolute discretion of the Board of Trustees, which may, in its discretion, delegate such authority to the Advisor or the officers of the Fund. Any transfer made without such consent will not be recognized by the Fund and may be voided. Because of these restrictions, you may be required to bear the financial risk of an investment in the Offered Preferred Shares for an indefinite period of time.

Common shares, which Offered Preferred Shares may be converted into, rank junior to the Preferred Shares with respect to dividends and upon liquidation.

We may choose to convert the Offered Preferred Shares to our common shares (subject to the limitations described herein on an Issuer Optional Conversion). Holders of Offered Preferred Shares may also choose to convert their Offered Preferred Shares, subject to our election to settle conversions in cash or our common shares or a combination thereof. The rights of the holders of Preferred Shares rank senior to the rights of the holders of our common shares as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of all series of our Preferred Shares for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any of our common shares for any period. Upon liquidation, dissolution or winding up of the Fund, the holders of our Preferred Shares are entitled to receive the Liquidation Preference of $10.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of our common shares or any other class of our equity securities junior to our Preferred Shares.

We may issue our common shares in offerings that are not a part of this offering or described in this prospectus supplement and we may also issue additional Preferred Shares or debt securities that are convertible into our common shares.

We may issue common shares in one or more offerings that are not a part of this offering or described in this prospectus supplement. In addition, we may issue additional Preferred Shares or debt securities that are convertible into our common shares. The net effect of both types of offerings would be to increase the number of our common shares outstanding or available, which could negatively impact the market price of our common shares and cause the market value of our common shares to become more volatile. Because the Offered Preferred Shares are convertible into our common shares, any such conversions may also impact the value of our Offered Preferred Shares. Further, to the extent that our common shares are issued in connection with a conversion effected at a price below the then-current NAV per common share, existing common shareholders would experience dilution of their interest (both voting and economic, in terms of NAV) in the Fund.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or our Preferred Shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Offered Preferred Shares to decline significantly, or result in increased exercises of Holder Optional Conversions, which could result in dilution of the NAV per common share or reduce our liquid assets.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of our Preferred Shares and our debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our Preferred Shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any Selling Agent undertakes any obligations to obtain or maintain any credit ratings or to advise holders of the Offered Preferred Shares of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, warrant such action. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Offered Preferred Shares. Additionally, real or anticipated changes in any credit ratings could lead holders of the Offered Preferred Shares to effect a Holder Optional Conversion of some or all of their Offered Preferred Shares. To the extent that such Holder Optional Conversions are settled in whole or in part in cash, such conversions would reduce our liquid assets, and to the extent that such Holder Optional Conversions are settled in whole or in part in our common shares, such conversions could result in dilution to the NAV per common share if the applicable Conversion Price is at a discount to the then-current NAV per common share.

The rights of holders of the Offered Preferred Shares will be subordinated to the rights of holders of senior indebtedness.

While the holders of the Offered Preferred Shares will have equal liquidation and distribution rights to any other series of our Preferred Shares we may issue in the future, they will be subordinated to the rights of holders of senior indebtedness we may issue in the future. Therefore, dividends, distributions and other payments to preferred shareholders in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of our Preferred Shares.

To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of Offered Preferred Shares may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions or conversions) of their Offered Preferred Shares.

The dividends payable by us on the Offered Preferred Shares may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of the holder’s adjusted tax basis in the holder’s Offered Preferred Shares and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Offered Preferred Shares, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Offered Preferred Shares, and subsequent sales (including cash redemptions or conversions) of such holder’s Offered Preferred Shares will result in recognition of an increased taxable gain or reduced loss due to the reduction in such adjusted tax basis. See “Tax Matters” in the accompanying prospectus.

Risks Relating to our Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to our Common Shares

Because the Offered Preferred Shares may be converted into common shares, holders who exercise their option to convert Offered Preferred Shares into common shares, or whose Offered Preferred Shares are converted into common shares at our option, will be subject to the risks of an investment in our common shares. These risks are reflected in the risk factors included in the accompanying prospectus and in our other filings with the SEC incorporated by reference herein, which you should review carefully. See “Incorporation by Reference.”

Shareholders may incur dilution if we issue common shares at conversion rates below the then-current NAV per share.

The 1940 Act prohibits us from issuing our common shares at a price representing a discount to the then-current NAV per share, with certain exceptions. One such exception is prior shareholder approval of issuances below NAV. We do not currently have shareholder approval of issuances below NAV. In connection with an Issuer Optional Conversion or Asset Coverage Conversion, we may use commercially reasonable efforts to obtain or maintain any shareholder approval that may be required under the 1940 Act to permit us to issue our common shares below NAV. In addition, common shares issued in connection with a Holder Optional Conversion can be issued at a price representing a discount to the then-current NAV per share and we do not need shareholder approval in order to issue common shares based on a conversion rate that is below the then-current NAV per share in connection with a Holder Optional Conversion.

If we were to issue common shares below NAV per share in connection with any Issuer Optional Conversion, Asset Coverage Conversion, or Holder Optional Conversion, such issuances would result in an immediate dilution to the NAV per share. This dilution would occur as a result of the issuance of shares at a price below the then-current NAV per share and a proportionately greater decrease in a shareholder’s interest in our earnings and assets and voting interest in us than the increase in our assets resulting from such issuance. Our common shares may also experience a related decline in the market price per share.

Because the number of our common shares that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted with certainty. See “Issuances of Common Shares Below Net Asset Value.”

Common Shares [Member]
General Description of Registrant [Abstract]
Share Price		$ 16.68
NAV Per Share		$ 23.52
Latest Premium (Discount) to NAV [Percent]		29.09%
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE OFFERED PREFERRED SHARES

The following description of the particular terms of the Offered Preferred Shares supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our Preferred Shares set forth in the accompanying prospectus. This is not a complete description and is subject to, and entirely qualified by reference to, our declaration of trust and the supplement thereto setting forth the terms of the Series A Preferred Shares and Series B Preferred Shares, as applicable. You may obtain copies of these documents using the methods described in “Additional Information” in this prospectus supplement.

General

We are authorized to issue an unlimited amount of Preferred Shares. At the time of issuance, the Preferred Shares offered pursuant to this prospectus supplement will be fully paid and non-assessable and have no preemptive rights or rights to cumulative voting.

Ranking

The Offered Preferred Shares will rank equally in right with all other Preferred Shares that we may issue in the future from time to time in accordance with the 1940 Act, if any, as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The Offered Preferred Shares and all other Preferred Shares that we may issue from time to time in accordance with the 1940 Act, if any, will rank senior to our common shares as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs and subordinate to the rights of holders of any of our future senior indebtedness.

Dividends

General. Holders of the Offered Preferred Shares are entitled to receive cumulative cash dividends and distributions at the Dividend Rate of 7.00% of the Liquidation Preference, or $0.70 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our Board of Trustees out of funds legally available for payment, in parity with dividends and distributions to holders of the Offered Preferred Shares and in preference to dividends and distributions on our common shares. Dividends on the Preferred Shares offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every month (the “Dividend Payment Date”). Dividends on the Offered Preferred Shares will be computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the Offered Preferred Shares on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.

Dividend Reinvestment Plan. Under our DRIP, each holder of at least one full Offered Preferred Share will be automatically enrolled in our DRIP and distributions on our Offered Preferred Shares are automatically reinvested in additional Offered Preferred Shares of the same series, at a 5% discount to the Liquidation Preference by the DRIP Agent, unless the holder opts out of our DRIP. Holders of our Offered Preferred Shares who receive distributions in the form of additional Offered Preferred Shares are nonetheless subject to the applicable federal, state or local taxes on the reinvested distribution but will not receive a corresponding cash distribution with which to pay any applicable tax. Offered Preferred Shares received through our DRIP will have the same original issuance date, (i) for purposes of the Holder Optional Conversion Fee and (ii) for other terms of the Offered Preferred Shares based on issuance date, as the Offered Preferred Shares for which the dividend was declared. Distributions that are reinvested through the issuance of new shares increase our shareholders’ equity on which a management fee is payable to the Advisor. If we declare a distribution payable in cash, holders of our Offered Preferred Shares who opt out of participation in our DRIP (including those holders whose shares are held through a broker or other nominee who has opted out of participation in our DRIP) generally will receive such distributions in cash. For more information on our DRIP, please contact our DRIP Agent.

Dividend Periods. For each Offered Preferred Share, (a) if such share is issued before the Record Date (as defined below) for the Dividend Period in which such share is issued, dividends and distributions on such Offered Preferred Share will accumulate from the first day of such Dividend Period and (b) if such share is issued after the Record Date for the Dividend Period in which such share is issued, dividends and distributions on such Offered Preferred Share will accumulate from the date of issuance of such share. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption or conversion of the Offered Preferred Shares. Dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Offered Preferred Shares as their names appear on our registration books as of the close of business on the applicable record date, which will be a date designated by our Board of Trustees that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date (each, a “Record Date”).

Only holders of Offered Preferred Shares on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Offered Preferred Shares who sell shares before such a record date and purchasers of Offered Preferred Shares who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Offered Preferred Shares.

Mechanics of Payment of Dividends. Dividends will be paid by the Conversion and Paying Agent to the holders of Offered Preferred Shares as their names appear on our registration books on the applicable record date preceding the applicable Dividend Payment Date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Offered Preferred Shares as their names appear on our registration books on such date, which date will not be more than 20 nor less than 7 calendar days before the payment date, as may be fixed by our Board of Trustees. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Offered Preferred Shares which may be in arrears. We do not intend to establish any reserves for the payment of dividends.

Upon our failure to pay dividends for at least two years, the holders of Offered Preferred Shares will acquire certain additional voting rights. See “—Voting Rights” below. Such rights will be the exclusive remedy of the holders of Offered Preferred Shares upon any failure to pay dividends on Offered Preferred Shares.

Restrictions on Dividend, Redemption, Conversion, Other Payments and Issuance of Debt. No full dividends and distributions will be declared or paid on the Offered Preferred Shares for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent Dividend Payment Dates for all outstanding Preferred Shares of any series have been, or contemporaneously are, declared and paid through the most recent Dividend Payment Dates for each share of our Preferred Shares. If full cumulative dividends and distributions due have not been declared and paid on all outstanding Preferred Shares of any series, any dividends and distributions being declared and paid on Offered Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of Preferred Shares on the relevant Dividend Payment Date. No holders of Offered Preferred Shares will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the applicable supplement to our declaration of trust.

For so long as any Offered Preferred Shares are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common shares) in respect of the common shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common shares, or (z) pay any proceeds of our liquidation in respect of such common shares, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of Offered Preferred Shares and all series of any future Preferred Shares ranking on parity with the Offered Preferred Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition have been declared and paid (or have been declared and sufficient funds or Deposit Securities as permitted by the terms of such Preferred Shares for the payment thereof have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Conversion and Paying Agent in accordance with the requirements described herein with respect to outstanding Offered Preferred Shares to be converted pursuant to a mandatory conversion resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Conversion (as defined below) has been given or has been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

Except as required by law, we will not redeem or convert any Offered Preferred Shares unless all accumulated and unpaid dividends and distributions on all outstanding Preferred Shares of any series existing in the future ranking on parity with the Offered Preferred Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding Offered Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding Preferred Shares for which all accumulated and unpaid dividends and distributions have not been paid.

1940 Act Asset Coverage. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Shares if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred shares or purchase or redeem Preferred Shares if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 300% (other than certain privately arranged debt). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of our Preferred Shares will be entitled to receive out of our assets available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common shares, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Offered Preferred Shares, and any other outstanding Preferred Shares, if any, will be insufficient to permit the payment in full to such holders of Offered Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other Preferred Shares, then the available assets will be distributed among the holders of such Offered Preferred Shares and such other series of Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding Offered Preferred Share plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Offered Preferred Shares, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common shares.

Neither the sale of all or substantially all of our property or business, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the applicable supplement to our declaration of trust.

Conversion or Redemption

Conversion at the Option of the Holder. So long as the Offered Preferred Shares are not listed on a national securities exchange, they will be convertible, at the option of the holder of the Offered Preferred Shares (the “Holder Optional Conversion”) as follows:

●	Holder Notice of Conversion: Holders of Offered Preferred Shares may elect to convert their Offered Preferred Shares at any time by delivering to the Fund a notice of conversion (a “Holder Notice of Conversion”), subject to any Holder Optional Conversion Fee.
●	Holder Conversion Deadline: A Holder Notice of Conversion will be effective as of: the 15th calendar day of the month (or, if the 15th calendar day of the month is not a business day, then on the business day immediately following the 15th calendar day) or the last business day of the month, whichever occurs first after a Holder Notice of Conversion is duly received by Preferred Shareholder Services, or a “Holder Conversion Deadline.” A Holder Conversion must be received by the Fund on or before the Holder Conversion Deadline to be included in the conversion. If the Holder Notice of Conversion is received after 5:00 p.m. Eastern time on the Holder Conversion Deadline, it becomes effective on the next Holder Conversion Deadline.

●	Holder Conversion Exercise Date: For all Offered Preferred Shares duly submitted to us for conversion on or before a Holder Conversion Deadline, we will determine the Settlement Amount (defined below) on any business day after such Holder Conversion Deadline but before the next Holder Conversion Deadline (such date, the “Holder Conversion Exercise Date”). Within such period, we may select the Holder Conversion Exercise Date in our sole discretion. We may, in our sole discretion, permit a holder to revoke their Holder Notice of Conversion at any time prior to 5:00 pm, Eastern time, on the business day immediately preceding the Holder Conversion Exercise Date.

With respect to any conversion of the Offered Preferred Shares, we may elect, at our sole discretion and subject to the restrictions and limitations described herein, to pay any portion (or no portion) of the amount owed in cash and settle the remaining portion in our common shares.

Each Series A Preferred Share is subject to a Holder Optional Conversion Fee if it is converted by its holder within four years of its issuance. The amount of the fee equals a percentage of the maximum offering price disclosed herein based on the year in which the conversion occurs after a given share is issued, as follows:

●	Prior to the first anniversary of the issuance of such Series A Preferred Share: 8.00% of the maximum public offering price disclosed herein, which equals $0.80 per share;
●	On or after the first anniversary but prior to the second anniversary: 6.00% of the maximum public offering price disclosed herein, which equals $0.60 per share;
●	On or after the second anniversary but prior to the third anniversary: 5.00% of the maximum public offering price disclosed herein, which equals $0.50 per share;
●	On or after the third anniversary but prior to the fourth anniversary: 4.00% of the maximum public offering price disclosed herein, which equals $0.40 per share; and
●	On or after the fourth anniversary: 0.00%.

We are permitted to waive the Holder Optional Conversion Fee through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Offered Preferred Shares qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. Although we have retained the right to waive the Holder Optional Conversion Fee in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

We will settle any Holder Optional Conversion by paying or delivering, as the case may be, (A) any portion of the Settlement Amount (as defined below) that we elect to pay in cash and (B) a number of our common shares calculated using a conversion rate (the “HOC Rate”), equal to (1) the Settlement Amount, minus any portion of the Settlement Amount that we elect to pay in cash, divided by (2) the Conversion Price.

For the Series A Preferred Shares, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, minus (C) the Holder Optional Conversion Fee applicable on the respective Holder Conversion Deadline, if any.

For the Series B Preferred Shares, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, but if a holder of Series B Preferred Shares exercises a Holder Optional Conversion within the first twelve months following the issuance of such Series B Preferred Shares, the Settlement Amount payable to such holder will be reduced by the aggregate amount of all dividends, whether paid or accrued, on such Series B Preferred Shares in the three full months prior to the Holder Conversion Exercise Date, if any (the “Series B Clawback”). We are permitted to waive the Series B Clawback at our sole discretion. If we choose to waive the Series B Clawback in connection with a Holder Optional Conversion and we choose to settle such Holder Optional Conversion wholly or partially in cash, we will publicly announce the terms and duration of such waiver, and such waiver would apply to any holder of Series B Preferred Shares qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. If we choose to settle such Holder Optional Conversion entirely in our common shares, no such announcement will be required and the waiver shall not apply to any additional holder. Although we have retained the right to waive the Series B Clawback in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

The following table is intended to assist investors in understanding the Liquidation Preference and liquidation preference of a given Series A Preferred Share, after factoring in upfront and ongoing fees, and the impact of the Holder Optional Conversion on the Settlement Amount of any given Series A Preferred Share if exercised within four years of the issuance of such share. This table provides only a summary of certain features of the Series A Preferred Shares. Please also refer to “Summary of Fund Expenses” in the accompanying prospectus.

Impact of Holder Optional Conversion Fee on the Settlement Amount of a given Series A Preferred Share(1)

Settlement Amount per Share
Year 1	$9.20
Year 2	$9.40
Year 3	$9.50
Year 4	$9.60
After Year 4 and beyond	$10.00

(1)	Table does not reflect, but Settlement Amount will include, unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date.

We will determine the Conversion Price by reference to the arithmetic average of the daily volume weighted average price per common share over each of the five consecutive days ending on the Holder Conversion Exercise Date or Issuer Conversion Exercise date, as the case may be, as displayed under the heading “Bloomberg VWAP” on Bloomberg page ECC <equity> (or its equivalent successor if such page is not available) in respect of the daily period from the scheduled opening time of the exchange to the scheduled closing time of the exchange (or if such volume-weighted average price is unavailable from such source, we will determine the Conversion Price in good faith and in a commercially reasonable manner). If, as of any date of determination of the Conversion Price, the common shares are not listed or quoted on a national securities exchange or automated quotation system, references to the Conversion Price will instead be determined based on the last quoted bid price for the common shares in the over-the-counter market as reported by OTC Markets Group Inc. or any similar organization, or, if that bid price is not available, the market price of the common shares on that date as determined by an independent financial advisor retained by the us for such purpose. We do not need shareholder approval in order to issue common shares based on a Conversion Price that is below the then-current NAV per common share in connection with a Holder Optional Conversion.

In the event that we provide notice of our intent to exercise an Issuer Optional Conversion with respect to Offered Preferred Shares for which a holder has provided a Holder Notice of Conversion, such holder may revoke its notice with respect to such Preferred Shares by delivering, prior to the applicable Holder Conversion Exercise Date, a written notice of revocation to the Fund. In the event that we exercise an Issuer Optional Conversion with respect to any Offered Preferred Shares, the holder of such Offered Preferred Shares may instead elect a Holder Optional Conversion (which would be effected at the Conversion Price, which may represent a discount to the then-current NAV per common share on the date of the conversion) provided that the date of conversion for such Holder Optional Conversion would occur prior to the date of conversion for the Issuer Optional Conversion (which may be effected at a conversion rate based on the NAV per common share on the date of conversion). See “Conversion at the Option of the Issuer” below.

Change of Control Redemption by the Fund. Upon the occurrence of a Change of Control (as defined below), we will be required to redeem all outstanding Offered Preferred Shares in whole within 60 days after the first date on which such Change of Control occurred, in cash at a redemption price of $10.00 per share, plus an amount equal to all accrued but unpaid cash dividends, if any, to and including the redemption date. If Delaware law solvency tests prohibit us from paying the full redemption price in cash, then we will pay such portion as would otherwise violate the solvency tests in common shares to holders on a pro rata basis, based on the closing price per share of our common shares for the single trading day prior to the date of redemption. Further, our obligation to redeem any of the Offered Preferred Shares in cash may be restricted by Delaware law.

We will mail to you, if you are a record holder of the Offered Preferred Shares, a notice of redemption no fewer than seven days before the redemption date. We will send the notice to your address shown on our stock transfer books. A failure to give notice of redemption or any defect in the notice or in its mailing will not affect the validity of the redemption of any Offered Preferred Shares except as to the holder to whom notice was defective or not given; provided, that notice given to the last address of record will be deemed to be valid notice. Each notice will state the following:

●	the redemption date;

●	the redemption price;

●	the number of Offered Preferred Shares to be redeemed;

●	DTC’s procedures for book entry transfer of Offered Preferred Shares for payment of the redemption price;

●	that dividends on the Offered Preferred Shares to be redeemed will cease to accrue on such redemption date;

●	that payment of the redemption price and an amount equal to any accrued but unpaid dividends will be made upon book entry transfer of such Offered Preferred Shares in compliance with DTC’s procedures; and

●	that the Offered Preferred Shares are being redeemed pursuant to our mandatory redemption in connection with the occurrence of a Change of Control and a brief description of the transaction or transactions constituting such Change of Control.

If we (i) have given a notice of redemption, (ii) have set apart sufficient funds for the redemption in trust for the benefit of the holders of the Offered Preferred Shares called for redemption and (iii) have given irrevocable instructions to pay the redemption price, then from and after the redemption date, those Offered Preferred Shares will be treated as no longer being outstanding, no further dividends will accrue and all other rights of the holders of those Offered Preferred Shares will terminate. The holders of those Offered Preferred Shares will retain their right to receive the redemption price for their shares and an amount equal to all accrued but unpaid cash dividends, if any, to and including the redemption date, without interest.

The holders of Offered Preferred Shares at the close of business on a dividend record date will be entitled to receive the dividend payable with respect to the Offered Preferred Shares on the corresponding payment date notwithstanding the redemption of the Offered Preferred Shares between such record date and the corresponding payment date or our default in the payment of the dividend due. Except as provided above, we will make no payment or allowance for unpaid cash dividends, whether or not in arrears, on Offered Preferred Shares for which redemption notice has been given.

A “Change of Control” is when, after the initial issuance of the Offered Preferred Shares, any of the following has occurred and is continuing:

●	a “person” or “group” within the meaning of Section 13(d) of the Exchange Act, other than our company, its subsidiaries, and its and their employee benefit plans, has become the direct or indirect “beneficial owner,” as defined in Rule 13d-3 under the Exchange Act, of common shares representing more than 50% of the total voting power of all of our outstanding common shares that are entitled to vote generally in the election of trustees, with the exception of the formation of a holding company;
●	consummation of any share exchange, consolidation or merger of our company or any other transaction or series of transactions pursuant to which our common shares will be converted into cash, securities or other property, (1) other than any such transaction where the common shares outstanding immediately prior to such transaction constitute, or are converted into or exchanged for, a majority of the common equity of the surviving person or any direct or indirect parent company of the surviving person immediately after giving effect to such transaction, and (2) expressly excluding any such transaction preceded by our company’s acquisition of the capital stock of another company for cash, securities or other property, whether directly or indirectly through one of our subsidiaries, as a precursor to such transaction; or
●	Continuing Trustees cease to constitute at least a majority of our Board of Trustees.

“Continuing Trustee” means a trustee who either was a member of our Board of Trustees on May 4, 2026 or who becomes a member of our Board of Trustees subsequent to that date and whose appointment, election or nomination for election by our shareholders was duly approved by a majority of the Continuing Trustees on our Board of Trustees at the time of such approval, either by a specific vote or by approval of the proxy statement issued by the Fund on behalf of our Board of Trustees in which such individual is named as nominee for trustee.

Optional Redemption Following Death or Disability of a Holder. Subject to restrictions, beginning on the date of original issuance and so long as the Offered Preferred Shares are not listed on a national securities exchange, we will redeem Offered Preferred Shares of a beneficial owner who is a natural person (including a natural person who holds Offered Preferred Shares through an individual retirement account or in a personal or estate planning trust) upon his or her death or disability at the written request of an authorized representative of the beneficial owner or his or her estate at a redemption price equal to the Liquidation Preference, plus an amount equal to any accumulated, accrued and unpaid dividends thereon to, but excluding, the date of such redemption; provided, however, that our obligation to redeem any of the Offered Preferred Shares is limited to the extent that we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law from making such redemption. No conversion fee, including the Holder Optional Conversion Fee, will be charged in connection with the redemption of Offered Preferred Shares upon the death or disability of a beneficial owner. The beneficial owner or the beneficial owner’s estate must hold such Offered Preferred Shares for a minimum of 12 months before their Offered Preferred Shares are eligible for such redemption.

Upon any such redemption request from a beneficial owner or his or her estate upon the death or disability of such beneficial owner, we will pay the redemption price in cash, in exchange for the Offered Preferred Shares. Forms for the exercise of the optional redemption rights described above may be obtained from the Transfer Agent at Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Conversion at the Option of the Issuer. Subject to certain limitations, a given Offered Preferred Share may be converted at our option at any time or from time to time for cash or our common shares upon not less than 30 calendar days’ written notice (an “Issuer Redemption Notice”) to the holder prior to the date fixed for conversion thereof; provided, that such conversion will be for common shares only if on the date of the Issuer Redemption Notice the price of our common shares is at or above NAV.

We will settle any Issuer Optional Conversion by paying or delivering, as the case may be, subject to the restrictions and limitations described in this prospectus supplement:

(a)	any portion of the IOC Payment (as defined below) that we elect to pay in cash; plus

(b)	a number of our common shares calculated using a conversion rate (the “IOC Rate”), equal to (1) the IOC Payment, minus any portion of the IOC Payment that we elect to pay in cash, divided by (2) the IOC Conversion Price;

 provided, that no portion of any Issuer Optional Conversion shall be paid in common shares unless such shares may be issued below NAV or, on the date of the Issuer Redemption Notice, the trading price of our common shares is at or above our NAV per common share.

The “IOC Payment” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the date fixed for conversion.

We may use commercially reasonable efforts to obtain or maintain any shareholder approval that may be required under the 1940 Act to permit us to issue our common shares below NAV.

We will not effect an Issuer Optional Conversion prior to the two year anniversary of the date on which a given Offered Preferred Share has been issued (provided, if the Offered Preferred Shares have been listed on a national securities exchange, such date will be the two year anniversary of the first date on which any Offered Preferred Shares were issued) unless our Board of Trustees determines, in its sole discretion, that the conversion of the Offered Preferred Shares is necessary to comply with the asset coverage requirements of the 1940 Act applicable to the Fund (as described below), to cause the Fund to maintain the Fund’s status as a RIC, to maintain or enhance one or more of the Fund’s credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Fund.

In connection with an Issuer Optional Conversion, we may use commercially reasonable efforts to maintain any shareholder approval that may be required under the 1940 Act to permit us to issue our common shares below NAV. If we do not have or have not obtained any required shareholder approval under the 1940 Act to issue our common shares below NAV and the applicable Conversion Price is at a discount to the then-current NAV per common share, we will settle any conversions in connection with an Issuer Optional Conversion by paying or delivering, as the case may be, (A) any portion of the IOC Payment that we elect to pay in cash and (B) a number of our common shares calculated using a conversion rate equal to (1) (a) the IOC Payment, minus (b) any portion of the IOC Payment that we elect to pay in cash, divided by (2) the NAV per common share as of the close of business on the business day immediately preceding the date of conversion.

If we exercise an Issuer Optional Conversion for less than all of the outstanding Preferred Shares, then Preferred Shares will be selected for conversion on a pro rata basis or by lot across holders of the series of Preferred Shares selected for conversion; provided that if we exercise the Issuer Optional Conversion prior to the two year anniversary of the issuance of any Offered Preferred Shares, we will first convert on a pro rata basis or by lot the minimum number of Offered Preferred Shares that have been issued for more than two years necessary to achieve our Board of Trustees’ objective for the conversion, and, if the conversion of all such Offered Preferred Shares is insufficient to cause us to achieve such objective, we will then convert on a pro rata basis or by lot the minimum number of Preferred Shares that have not been outstanding for two years for us to achieve the objective of our Board of Trustees.

In addition, we may purchase Offered Preferred Shares on the open market (if the Offered Preferred Shares have been listed on a national securities exchange) or repurchase Offered Preferred Shares by means of privately negotiated transactions, tender offers or otherwise, in accordance with applicable law.

No Holder Optional Conversion Fee will be charged upon an Issuer Optional Conversion.

We will file a notice of our intention exercise an Issuer Optional Conversion with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

Conversion for Failure to Maintain Asset Coverage. If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the supplement to our declaration of trust for the Series A Preferred Shares or the Series B Preferred Shares, as applicable, or any other Preferred Shares we may issue, and such failure is not cured as of the close of business on the Asset Coverage Cure Date, we shall, to the extent permitted under the 1940 Act and Delaware Law, fix a conversion date and proceed to effect an Asset Coverage Conversion or a redemption, as the case may be, of the number of Preferred Shares (which at our discretion may include any number of Offered Preferred Shares but would not necessarily include Offered Preferred Shares before other Preferred Shares, if any have then been issued) that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) would result in us having asset coverage of at least 200% if the redemption or conversion, as applicable, of such securities were deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date or (2) if fewer, the maximum number of Preferred Shares that can be converted out of funds legally available for such conversion. In connection with any such conversion for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, convert such additional number of Offered Preferred Shares that will result in our having asset coverage of up to and including 285%. If Offered Preferred Shares are to be converted for failure to maintain asset coverage of at least 200%, such shares will be converted at a conversion price equal to the Liquidation Preference plus accumulated but unpaid dividends, if any, on such shares (whether or not declared, but excluding interest on accumulated but unpaid dividends, if any) to, but excluding, the date fixed for such conversion. We will effect a conversion on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the conversion of all of the required number of Offered Preferred Shares which have been designated to be converted or we otherwise are unable to effect such conversion on or prior to 90 calendar days after the Asset Coverage Cure Date, we will convert those Offered Preferred Shares which we were unable to convert on the earliest practicable date on which we are able to effect such conversion.

Conversion Date. The Holder Conversion Exercise Date will be the “Conversion Date” with respect to any Holder Optional Conversion and the date we fix for conversion will be the “Conversion Date” with respect to any Issuer Optional Conversion. A converting holder will cease to be holder of the relevant Offered Preferred Shares as of the close of business on the relevant Conversion Date and will be deemed to be a record holder of any our common shares to be issued in connection with such conversion as of the open of business on the business day immediately following the relevant Conversion date.

Settlement on Conversion. We will settle any conversions by paying or delivering, as the case may be, cash, our common shares or a combination thereof on or about the second Business Day after any Conversion Date. To the extent we elect to settle any conversion obligations by the delivery of our common shares, we will deliver a number of our common shares calculated using the relevant Conversion Rate.

No fractional common shares will be issued upon conversion of any Offered Preferred Shares into common shares. In lieu of fractional shares otherwise issuable, each holder will be entitled to receive an amount in cash equal to the fraction of a share of common shares multiplied by the Conversion Price applicable to such Conversion Date. In order to determine whether the number of common shares to be delivered to a holder upon the conversion of such holder’s Offered Preferred Shares will include a fractional share, such determination will be based on the aggregate number of Offered Preferred Shares of such holder that are being converted on any single Conversion Date. Notwithstanding the foregoing, if, on any Conversion Date, the Fund is prohibited from making any cash distribution pursuant to the 1940 Act or the terms of the Fund’s senior securities then outstanding, no fractional shares will be issued and no cash in lieu of fractional shares will be paid and the amount of common shares to be delivered to a holder upon conversion will be rounded down to the nearest whole share of common shares.

Forms for the exercise of the optional conversion rights described above may be obtained from our transfer agent, Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Conversion Procedures. We will file a notice of our intention to convert with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

If we determine to or are required to convert, in whole or in part, Offered Preferred Shares as described herein other than in connection with a Holder Optional Conversion, we will deliver a notice of conversion (a “Notice of Conversion”), by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such Offered Preferred Shares to be converted, or request the Conversion and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Notice of Conversion will be provided not more than 60 calendar days prior to the date fixed for conversion in such Notice of Conversion (the “Conversion Date”). If fewer than all of the outstanding Offered Preferred Shares are to be converted pursuant to the mandatory conversion provisions triggered by our failure to maintain the required asset coverage, the Offered Preferred Shares to be converted will be selected either (1) pro rata among Offered Preferred Shares or (2) by lot. If fewer than all Offered Preferred Shares held by any holder are to be redeemed or converted, the Notice of Conversion mailed to such holder will also specify the number of Offered Preferred Shares to be converted or the method of determining such number. We may provide in any Notice of Conversion relating to a conversion contemplated to be effected pursuant to the applicable supplement to the declaration of trust for the Offered Preferred Shares that such conversion is subject to one or more conditions precedent and that we will not be required to effect such conversion unless each such condition has been satisfied. No defect in any Notice of Conversion or delivery thereof will affect the validity of conversion proceedings except as required by applicable law.

If we give a Notice of Conversion, then at any time from and after the giving of such Notice of Conversion and prior to 12:00 noon, New York City time, on the Conversion Date (so long as any conditions precedent to such conversion have been met or waived by us), we will (i) deposit with the Conversion and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the conversion price of the Offered Preferred Shares to be converted on the Conversion Date and (ii) give the Conversion and Paying Agent irrevocable instructions and authority to pay the applicable or conversion price to the holders of Offered Preferred Shares called for conversion on the Conversion Date.

Upon the date of the deposit of Deposit Securities by us for purposes of conversion of Offered Preferred Shares, all rights of the holders of Offered Preferred Shares so called for conversion will cease and terminate except the right of the holders thereof to receive the applicable conversion price and such Offered Preferred Shares will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Conversion Date and other than the accumulation of dividends on such shares in accordance with the terms of the Offered Preferred Shares up to, but excluding, the applicable Conversion Date). We will be entitled to receive, promptly after the Conversion Date, any Deposit Securities in excess of the aggregate or conversion price of Offered Preferred Shares called for conversion on the Conversion Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Conversion Date will, to the extent permitted by law, be repaid to us, after which the holders of Offered Preferred Shares so called for conversion can look only to us for payment of the conversion price. We will be entitled to receive, from time to time after the Conversion Date, any interest on the Deposit Securities so deposited.

If any conversion for which a Notice of Conversion has been provided is not made by reason of the absence of our legally available funds in accordance with the applicable supplement to our declaration of trust and applicable law, such conversion will be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Conversion and Paying Agent the applicable conversion price with respect to any shares where (1) the Notice of Conversion relating to such conversion provided that such conversion was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Notice of Conversion. Notwithstanding the fact that a Notice of Conversion has been provided with respect to any Offered Preferred Shares, dividends may be declared and paid on such Offered Preferred Shares in accordance with their terms if Deposit Securities for the payment of the conversion price of such Offered Preferred Shares have not been deposited in trust with the Conversion and Paying Agent for that purpose.

We may, in our sole discretion and without a shareholder vote, modify the conversion procedures with respect to notification of conversion for the Offered Preferred Shares, provided that such modification does not materially and adversely affect the holders of Offered Preferred Shares or cause us to violate any applicable law, rule or regulation.

Issuance Date Consolidation. All the Series A Preferred Shares or Series B Preferred Shares, as applicable, that are sold to investors on a given settlement date will, as a group, be assigned a unique CUSIP number. We have the right pursuant to the terms of the Series A Preferred Shares or Series B Preferred Shares, as applicable, without shareholder approval, to consolidate all Offered Preferred Shares issued during any six-month period under a single CUSIP number. Following such consolidation, the deemed issuance date for such consolidated group of shares will be the earliest actual issuance date for any of such consolidated shares, but in no event will be earlier than six months prior to the date on which any of such consolidated shares were originally issued. If we exercise this right, Offered Preferred Shares that were issued later during the relevant six-month period will benefit in the sense that the dates on which the Holder Optional Conversion Fee applicable to such shares will be reduced or eliminated will occur sooner than it would have if we did not exercise this right; however, the earlier deemed issuance date for such shares will also mean that we will be permitted to exercise an Issuer Optional Conversion without constraint sooner than if we did not exercise such right, as the two-year anniversary of such deemed issuance date will occur sooner than the two-year anniversary of the actual issuance of such shares. Any consolidation of Offered Preferred Shares under a single CUSIP may be effected through a mandatory tender, exchange, conversion or other reorganization transaction, and cash may be issued in lieu of fractional shares in connection with any such transaction.

Voting Rights

Except for matters that do not require the vote of holders of the Offered Preferred Shares under the 1940 Act and except as otherwise provided in our declaration of trust or bylaws, in the applicable supplement to declaration of trust or as otherwise required by applicable law, each holder of the Offered Preferred Shares will be entitled to one vote for each Offered Preferred Share held on each matter submitted to a vote of our common shareholders, and the holders of outstanding Preferred Shares and our common shares will vote together as a single class on all matters submitted to shareholders.

In addition, the holders of our Preferred Shares, voting as a separate class, will have the right to elect two Preferred Trustees at all times (regardless of the number of trustees serving on our Board of Trustees). The holders of our outstanding common shares together with the holders of our outstanding Preferred Shares, voting together as a single class, will elect the remaining members of our Board of Trustees.

Notwithstanding the foregoing, if (1) as of the close of business on any Dividend Payment Date for dividends on any outstanding share of any series of our Preferred Shares, including any outstanding Offered Preferred Shares, accumulated dividends (whether or not earned or declared) on such share of Preferred Shares equal to at least two full years’ dividends are due and unpaid and sufficient cash or specified securities have not been deposited with the Conversion and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any Offered Preferred Shares, together with holders of any of our outstanding Preferred Shares, are entitled under the 1940 Act to elect a majority of our trustees (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Trustees will automatically be increased by the smallest number of trustee (each, a “New Preferred Trustee”) that, when added to the two Preferred Trustees, would constitute a majority of our Board of Trustees as so increased by such smallest number. The terms of office of the persons who are trustees at the time of that election will not be affected by the election of the New Preferred Trustees. If we pay, or declare and set apart for payment, in full all dividends payable on all outstanding Preferred Shares for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above will cease, subject always, however, to the re-vesting of such voting rights in the holders of our Preferred Shares upon the further occurrence of any of the events described herein, and (2) the terms of office of all New Preferred Trustees will terminate automatically. Any Preferred Shares issued after the date hereof will vote with the Offered Preferred Shares as a single class on the matters described above, and the issuance of any other Preferred Shares by us may reduce the voting power of the holders of the Offered Preferred Shares.

As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect New Preferred Trustees, we will call a special meeting of such holders and notify the Conversion and Paying Agent and/or such other person as is specified in the terms of such Preferred Shares to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of Preferred Shares entitled to notice of and to vote at such special meeting will be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of shares of beneficial interest), will be entitled to elect the number of New Preferred Trustees prescribed above on a one-vote-per-share basis.

Except as otherwise permitted by the terms of the supplement to our declaration of trust, (1) so long as any Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding Preferred Shares, voting as a separate class, amend, alter or repeal the provisions of our declaration of trust or any applicable supplement thereto (or any other document governing the rights of our Preferred Shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our Preferred Shares or the holders thereof and (2) so long as any of the Series A Preferred Shares or Series B Preferred Shares, as applicable, are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding Series A Preferred Shares or Series B Preferred Shares, as applicable, voting as a separate class, amend, alter or repeal the provisions of our declaration of trust or the applicable supplement thereto (or any other document governing the rights of the Series A Preferred Shares or the Series B Preferred Shares, as applicable, or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series A Preferred Shares or the Series B Preferred Shares, as applicable, or the holders thereof differently from any other outstanding series of our Preferred Shares; provided, however, that (i) a change in our capitalization as described under the heading “Issuance of Additional Preferred Shares” below will not be considered to materially and adversely affect the rights and preferences of any holder of our Preferred Shares, and (ii) a division of a share of Preferred Shares will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such Preferred Shares. No matter will be deemed to adversely affect any preference, right or power of a share of Preferred Shares, including the Offered Preferred Shares or the holders of Offered Preferred Shares, unless such matter (i) alters or abolishes any preferential right of such share of Preferred Shares, or (ii) creates, alters or abolishes any right in respect of redemption of the Preferred Shares or the applicable series thereof (other than as a result of a division of a share of Preferred Shares). So long as any Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the Preferred Shares outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.

The affirmative vote of the holders of at least a “majority of our Preferred Shares,” including the Offered Preferred Shares outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such Preferred Shares. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.

For purposes of determining any rights of the holders of Offered Preferred Shares to vote on any matter, whether such right is created by our declaration of trust, by the provisions of the applicable supplement thereto in respect of the Offered Preferred Shares, by statute or otherwise, no holder of the Offered Preferred Shares will be entitled to vote any Offered Preferred Shares and no Offered Preferred Share will be deemed to be “outstanding” for the purpose of voting or determining the number of common shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Conversion with respect to such Offered Preferred Share will have been given in accordance with the applicable supplement to our declaration of trust, and the price for the redemption of such Offered Preferred Shares will have been irrevocably deposited with the Conversion and Paying Agent for that purpose. No Offered Preferred Shares held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

Unless otherwise required by law or our declaration of trust, holders of the Offered Preferred Shares will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the applicable supplement to our declaration of trust for the Offered Preferred Shares. The holders of Offered Preferred Shares will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on the Offered Preferred Shares, the exclusive remedy of the holders will be the right to vote for additional trustees as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the applicable supplement to our declaration of trust for the Offered Preferred Shares, pay dividends at the Default Rate as discussed above.

Issuance of Additional Preferred Shares

So long as any Offered Preferred Shares are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Section 18 of the 1940 Act, ranking on parity with the Offered Preferred Shares as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, including additional series of Preferred Shares, and authorize, issue and sell additional shares of any such series of Preferred Shares then outstanding (including additional Offered Preferred Shares) or so established and created, in each case in accordance with applicable law, provided, that we will, immediately after giving effect to the issuance of such additional Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have asset coverage of at least 200%.

Actions on Other than Business Days

Unless otherwise provided in the applicable supplement to our declaration of trust for the Offered Preferred Shares, if the date for making any payment, performing any act or exercising any right is not a business day (i.e., a calendar day on which the NYSE is open for trading), such payment will be made, act performed or right exercised on the next succeeding business day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount will accrue for the period between such nominal date and the date of payment.

Modification

Without the consent of any holders of the Offered Preferred Shares, our Board of Trustees may amend or modify these terms of the Offered Preferred Shares, subject to applicable law, (i) to supply any omission, or cure, correct or supplement any ambiguous, defective or inconsistent provision of such terms, to the extent not adverse to any holder of Offered Preferred Shares; (ii) to the extent the Board of Trustees deems necessary to conform the terms of the Offered Preferred Shares to the requirements of applicable law, including the 1940 Act; and (iii) for the purpose of converting, exchanging, reorganizing or combining two or more series of Preferred Shares into a single series of Preferred Shares having materially the same rights, preferences or privileges as the Offered Preferred Shares, including in connection with the listing of the Offered Preferred Shares on a national securities exchange, and may cause the Fund to conduct a mandatory tender, exchange, conversion, or other reorganization for the purpose of effecting such combination into a single series of Preferred Shares, which conversion, combination, exchange or reorganization shall not be deemed to materially and adversely affect the rights, preferences or privileges of the shares or of one or more series of the Preferred Shares, notwithstanding that in connection with any such conversion, combination, exchange or reorganization holders may receive cash in lieu of fractional shares, and which conversion, combination, exchange or reorganization shall be effective at such time as approved by the Board of Trustees.

Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]

Dividends

General. Holders of the Offered Preferred Shares are entitled to receive cumulative cash dividends and distributions at the Dividend Rate of 7.00% of the Liquidation Preference, or $0.70 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our Board of Trustees out of funds legally available for payment, in parity with dividends and distributions to holders of the Offered Preferred Shares and in preference to dividends and distributions on our common shares. Dividends on the Preferred Shares offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every month (the “Dividend Payment Date”). Dividends on the Offered Preferred Shares will be computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the Offered Preferred Shares on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.

Dividend Reinvestment Plan. Under our DRIP, each holder of at least one full Offered Preferred Share will be automatically enrolled in our DRIP and distributions on our Offered Preferred Shares are automatically reinvested in additional Offered Preferred Shares of the same series, at a 5% discount to the Liquidation Preference by the DRIP Agent, unless the holder opts out of our DRIP. Holders of our Offered Preferred Shares who receive distributions in the form of additional Offered Preferred Shares are nonetheless subject to the applicable federal, state or local taxes on the reinvested distribution but will not receive a corresponding cash distribution with which to pay any applicable tax. Offered Preferred Shares received through our DRIP will have the same original issuance date, (i) for purposes of the Holder Optional Conversion Fee and (ii) for other terms of the Offered Preferred Shares based on issuance date, as the Offered Preferred Shares for which the dividend was declared. Distributions that are reinvested through the issuance of new shares increase our shareholders’ equity on which a management fee is payable to the Advisor. If we declare a distribution payable in cash, holders of our Offered Preferred Shares who opt out of participation in our DRIP (including those holders whose shares are held through a broker or other nominee who has opted out of participation in our DRIP) generally will receive such distributions in cash. For more information on our DRIP, please contact our DRIP Agent.

Dividend Periods. For each Offered Preferred Share, (a) if such share is issued before the Record Date (as defined below) for the Dividend Period in which such share is issued, dividends and distributions on such Offered Preferred Share will accumulate from the first day of such Dividend Period and (b) if such share is issued after the Record Date for the Dividend Period in which such share is issued, dividends and distributions on such Offered Preferred Share will accumulate from the date of issuance of such share. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption or conversion of the Offered Preferred Shares. Dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Offered Preferred Shares as their names appear on our registration books as of the close of business on the applicable record date, which will be a date designated by our Board of Trustees that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date (each, a “Record Date”).

Only holders of Offered Preferred Shares on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Offered Preferred Shares who sell shares before such a record date and purchasers of Offered Preferred Shares who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Offered Preferred Shares.

Mechanics of Payment of Dividends. Dividends will be paid by the Conversion and Paying Agent to the holders of Offered Preferred Shares as their names appear on our registration books on the applicable record date preceding the applicable Dividend Payment Date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Offered Preferred Shares as their names appear on our registration books on such date, which date will not be more than 20 nor less than 7 calendar days before the payment date, as may be fixed by our Board of Trustees. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Offered Preferred Shares which may be in arrears. We do not intend to establish any reserves for the payment of dividends.

Upon our failure to pay dividends for at least two years, the holders of Offered Preferred Shares will acquire certain additional voting rights. See “—Voting Rights” below. Such rights will be the exclusive remedy of the holders of Offered Preferred Shares upon any failure to pay dividends on Offered Preferred Shares.

Restrictions on Dividend, Redemption, Conversion, Other Payments and Issuance of Debt. No full dividends and distributions will be declared or paid on the Offered Preferred Shares for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent Dividend Payment Dates for all outstanding Preferred Shares of any series have been, or contemporaneously are, declared and paid through the most recent Dividend Payment Dates for each share of our Preferred Shares. If full cumulative dividends and distributions due have not been declared and paid on all outstanding Preferred Shares of any series, any dividends and distributions being declared and paid on Offered Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of Preferred Shares on the relevant Dividend Payment Date. No holders of Offered Preferred Shares will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the applicable supplement to our declaration of trust.

For so long as any Offered Preferred Shares are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common shares) in respect of the common shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common shares, or (z) pay any proceeds of our liquidation in respect of such common shares, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of Offered Preferred Shares and all series of any future Preferred Shares ranking on parity with the Offered Preferred Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition have been declared and paid (or have been declared and sufficient funds or Deposit Securities as permitted by the terms of such Preferred Shares for the payment thereof have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Conversion and Paying Agent in accordance with the requirements described herein with respect to outstanding Offered Preferred Shares to be converted pursuant to a mandatory conversion resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Conversion (as defined below) has been given or has been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

Except as required by law, we will not redeem or convert any Offered Preferred Shares unless all accumulated and unpaid dividends and distributions on all outstanding Preferred Shares of any series existing in the future ranking on parity with the Offered Preferred Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding Offered Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding Preferred Shares for which all accumulated and unpaid dividends and distributions have not been paid.

1940 Act Asset Coverage. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Shares if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred shares or purchase or redeem Preferred Shares if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 300% (other than certain privately arranged debt). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Security Voting Rights [Text Block]

Voting Rights

Except for matters that do not require the vote of holders of the Offered Preferred Shares under the 1940 Act and except as otherwise provided in our declaration of trust or bylaws, in the applicable supplement to declaration of trust or as otherwise required by applicable law, each holder of the Offered Preferred Shares will be entitled to one vote for each Offered Preferred Share held on each matter submitted to a vote of our common shareholders, and the holders of outstanding Preferred Shares and our common shares will vote together as a single class on all matters submitted to shareholders.

In addition, the holders of our Preferred Shares, voting as a separate class, will have the right to elect two Preferred Trustees at all times (regardless of the number of trustees serving on our Board of Trustees). The holders of our outstanding common shares together with the holders of our outstanding Preferred Shares, voting together as a single class, will elect the remaining members of our Board of Trustees.

Notwithstanding the foregoing, if (1) as of the close of business on any Dividend Payment Date for dividends on any outstanding share of any series of our Preferred Shares, including any outstanding Offered Preferred Shares, accumulated dividends (whether or not earned or declared) on such share of Preferred Shares equal to at least two full years’ dividends are due and unpaid and sufficient cash or specified securities have not been deposited with the Conversion and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any Offered Preferred Shares, together with holders of any of our outstanding Preferred Shares, are entitled under the 1940 Act to elect a majority of our trustees (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Trustees will automatically be increased by the smallest number of trustee (each, a “New Preferred Trustee”) that, when added to the two Preferred Trustees, would constitute a majority of our Board of Trustees as so increased by such smallest number. The terms of office of the persons who are trustees at the time of that election will not be affected by the election of the New Preferred Trustees. If we pay, or declare and set apart for payment, in full all dividends payable on all outstanding Preferred Shares for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above will cease, subject always, however, to the re-vesting of such voting rights in the holders of our Preferred Shares upon the further occurrence of any of the events described herein, and (2) the terms of office of all New Preferred Trustees will terminate automatically. Any Preferred Shares issued after the date hereof will vote with the Offered Preferred Shares as a single class on the matters described above, and the issuance of any other Preferred Shares by us may reduce the voting power of the holders of the Offered Preferred Shares.

As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect New Preferred Trustees, we will call a special meeting of such holders and notify the Conversion and Paying Agent and/or such other person as is specified in the terms of such Preferred Shares to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of Preferred Shares entitled to notice of and to vote at such special meeting will be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of shares of beneficial interest), will be entitled to elect the number of New Preferred Trustees prescribed above on a one-vote-per-share basis.

Except as otherwise permitted by the terms of the supplement to our declaration of trust, (1) so long as any Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding Preferred Shares, voting as a separate class, amend, alter or repeal the provisions of our declaration of trust or any applicable supplement thereto (or any other document governing the rights of our Preferred Shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our Preferred Shares or the holders thereof and (2) so long as any of the Series A Preferred Shares or Series B Preferred Shares, as applicable, are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding Series A Preferred Shares or Series B Preferred Shares, as applicable, voting as a separate class, amend, alter or repeal the provisions of our declaration of trust or the applicable supplement thereto (or any other document governing the rights of the Series A Preferred Shares or the Series B Preferred Shares, as applicable, or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series A Preferred Shares or the Series B Preferred Shares, as applicable, or the holders thereof differently from any other outstanding series of our Preferred Shares; provided, however, that (i) a change in our capitalization as described under the heading “Issuance of Additional Preferred Shares” below will not be considered to materially and adversely affect the rights and preferences of any holder of our Preferred Shares, and (ii) a division of a share of Preferred Shares will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such Preferred Shares. No matter will be deemed to adversely affect any preference, right or power of a share of Preferred Shares, including the Offered Preferred Shares or the holders of Offered Preferred Shares, unless such matter (i) alters or abolishes any preferential right of such share of Preferred Shares, or (ii) creates, alters or abolishes any right in respect of redemption of the Preferred Shares or the applicable series thereof (other than as a result of a division of a share of Preferred Shares). So long as any Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the Preferred Shares outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.

The affirmative vote of the holders of at least a “majority of our Preferred Shares,” including the Offered Preferred Shares outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such Preferred Shares. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.

For purposes of determining any rights of the holders of Offered Preferred Shares to vote on any matter, whether such right is created by our declaration of trust, by the provisions of the applicable supplement thereto in respect of the Offered Preferred Shares, by statute or otherwise, no holder of the Offered Preferred Shares will be entitled to vote any Offered Preferred Shares and no Offered Preferred Share will be deemed to be “outstanding” for the purpose of voting or determining the number of common shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Conversion with respect to such Offered Preferred Share will have been given in accordance with the applicable supplement to our declaration of trust, and the price for the redemption of such Offered Preferred Shares will have been irrevocably deposited with the Conversion and Paying Agent for that purpose. No Offered Preferred Shares held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

Unless otherwise required by law or our declaration of trust, holders of the Offered Preferred Shares will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the applicable supplement to our declaration of trust for the Offered Preferred Shares. The holders of Offered Preferred Shares will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on the Offered Preferred Shares, the exclusive remedy of the holders will be the right to vote for additional trustees as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the applicable supplement to our declaration of trust for the Offered Preferred Shares, pay dividends at the Default Rate as discussed above.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of our Preferred Shares will be entitled to receive out of our assets available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common shares, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Offered Preferred Shares, and any other outstanding Preferred Shares, if any, will be insufficient to permit the payment in full to such holders of Offered Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other Preferred Shares, then the available assets will be distributed among the holders of such Offered Preferred Shares and such other series of Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding Offered Preferred Share plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Offered Preferred Shares, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common shares.

Neither the sale of all or substantially all of our property or business, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the applicable supplement to our declaration of trust.

Security Preemptive and Other Rights [Text Block]	At the time of issuance, the Preferred Shares offered pursuant to this prospectus supplement will be fully paid and non-assessable and have no preemptive rights or rights to cumulative voting.